UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Global Real Estate Fund

Quarterly portfolio holdings 3/31/17

Fund's investmentsGlobal Real Estate Fund

As of 3-31-17 (unaudited)
	Shares	Value
Common stocks 97.5%		$49,179,306
(Cost $48,643,620)
Australia 5.9%		2,981,092
Dexus Property Group	84,079	627,531
Goodman Group	170,776	1,009,692
Mirvac Group	503,482	842,335
National Storage REIT	235,935	257,810
Scentre Group	74,344	243,724
Austria 1.1%		535,100
BUWOG AG (I)	21,234	535,100
Canada 4.9%		2,498,709
Canadian Apartment Properties REIT	26,300	658,563
RioCan Real Estate Investment Trust	49,691	978,986
Smart Real Estate Investment Trust	35,054	861,160
France 4.5%		2,256,141
Gecina SA	5,011	679,435
Klepierre	13,300	516,712
Unibail-Rodamco SE	4,546	1,059,994
Germany 2.6%		1,308,978
LEG Immobilien AG (I)	15,969	1,308,978
Hong Kong 5.0%		2,539,738
Cheung Kong Property Holdings, Ltd.	128,528	867,027
Hongkong Land Holdings, Ltd.	104,048	799,633
Sun Hung Kai Properties, Ltd.	59,392	873,078
Japan 10.1%		5,089,648
AEON REIT Investment Corp.	470	522,789
Ichigo, Inc.	278,659	818,441
Industrial & Infrastructure Fund Investment Corp.	83	373,761
LaSalle Logiport REIT	569	527,246
Mitsubishi Estate Company, Ltd.	51,575	940,040
Mitsui Fudosan Company, Ltd.	45,147	963,971
Takara Leben Company, Ltd.	126,444	565,229
United Urban Investment Corp.	246	378,171
Singapore 2.9%		1,443,452
City Developments, Ltd.	117,074	853,183
Frasers Logistics & Industrial Trust	838,299	590,269
Spain 5.2%		2,644,618
Hispania Activos Inmobiliarios SOCIMI SA	45,233	649,038
Merlin Properties Socimi SA	105,443	1,178,021
Neinor Homes SLU (I)(S)	46,028	817,559
Sweden 1.3%		637,095
Fabege AB	40,073	637,095
United Kingdom 3.0%		1,529,815
Land Securities Group PLC	29,738	394,958
Segro PLC	198,493	1,134,857
United States 51.0%		25,714,920
Alexandria Real Estate Equities, Inc.	6,165	681,356

2SEE NOTES TO FUND'S INVESTMENTS

Global Real Estate Fund

			Shares	Value
United States (continued)
	AvalonBay Communities, Inc.		5,696	$1,045,786
	Boston Properties, Inc.		9,467	1,253,525
	Brixmor Property Group, Inc.		23,768	510,061
	Colony Starwood Homes		15,562	528,330
	DCT Industrial Trust, Inc.		21,018	1,011,386
	Douglas Emmett, Inc.		24,148	927,283
	Duke Realty Corp.		35,023	920,054
	Empire State Realty Trust, Inc., Class A		12,268	253,212
	Equity LifeStyle Properties, Inc.		12,939	997,079
	Essex Property Trust, Inc.		4,327	1,001,830
	Extra Space Storage, Inc.		6,150	457,499
	Federal Realty Investment Trust		5,967	796,595
	GGP, Inc.		22,143	513,275
	Highwoods Properties, Inc.		8,051	395,546
	Hilton Worldwide Holdings, Inc.		14,630	855,270
	Host Hotels & Resorts, Inc.		13,818	257,844
	Hudson Pacific Properties, Inc.		30,393	1,052,814
	Invitation Homes, Inc. (I)		29,763	649,726
	Marriott International, Inc., Class A		9,392	884,539
	Mid-America Apartment Communities, Inc.		6,378	648,898
	National Retail Properties, Inc.		16,701	728,498
	Prologis, Inc.		34,431	1,786,280
	Public Storage		5,271	1,153,875
	Regency Centers Corp.		11,549	766,738
	Simon Property Group, Inc.		11,952	2,056,103
	STORE Capital Corp.		21,504	513,516
	Vornado Realty Trust		13,528	1,356,994
	Welltower, Inc.		24,160	1,711,008
	Yield (%)		Shares	Value
Short-term investments 2.4%				$1,238,370
(Cost $1,238,370)
Money market funds 2.4%				1,238,370
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.5720(Y	)	1,238,370	1,238,370
Total investments (Cost $49,881,990)† 99.9%				$50,417,676
Other assets and liabilities, net 0.1%				$45,675
Total net assets 100.0%				$50,463,351

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-17.
†	At 3-31-17, the aggregate cost of investment securities for federal income tax purposes was $50,237,535. Net unrealized appreciation aggregated to $180,141, of which $2,014,323 related to appreciated investment securities and $1,834,182 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Global Real Estate Fund

The fund had the following sector composition as a percentage of net assets on 3-31-17:

Retail REITs	18.9%
Industrial REITs	14.6%
Office REITs	12.5%
Residential REITs	11.0%
Real estate operating companies	9.7%
Diversified REITs	9.7%
Diversified real estate activities	8.3%
Specialized REITs	3.7%
Hotels, resorts and cruise lines	3.5%
Health care REITs	3.4%
Real estate development	1.7%
Hotel and resort REITs	0.5%
Short-term investments and other	2.5%
TOTAL	100.0%

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net Unrealized appreciation/ (depreciation)
AUD	574,051	USD	421,302	BNP Paribas SA	4/18/2017	$17,162	—	$17,162
AUD	180,331	USD	137,618	Citibank N.A.	4/18/2017	119	—	119
AUD	12,610	USD	9,513	Morgan Stanley and Company International PLC	4/18/2017	119	—	119
AUD	115,376	USD	87,379	Citibank N.A.	5/17/2017	701	—	701
AUD	251,261	USD	191,863	Citibank N.A.	6/13/2017	—	($143)	(143)
CAD	79,798	USD	60,255	Citibank N.A.	4/18/2017	—	(236)	(236)
CAD	70,858	USD	52,763	JPMorgan Chase Bank N.A. London	6/13/2017	570	—	570
EUR	170,979	USD	182,911	BNP Paribas SA	4/18/2017	—	(397)	(397)
EUR	240,582	USD	258,634	Deutsche Bank AG London	4/18/2017	—	(1,822)	(1,822)
EUR	152,195	USD	163,286	JPMorgan Chase Bank N.A. London	4/18/2017	—	(824)	(824)
EUR	160,718	USD	171,635	Merrill Lynch International	4/18/2017	—	(75)	(75)
EUR	117,953	USD	127,143	Morgan Stanley and Company International PLC	4/18/2017	—	(1,233)	(1,233)
EUR	190,459	USD	205,809	BNP Paribas SA	5/17/2017	—	(2,231)	(2,231)
GBP	60,960	USD	75,055	BNP Paribas SA	4/18/2017	1,347	—	1,347
GBP	350,972	USD	436,369	Deutsche Bank AG London	5/17/2017	3,802	—	3,802
GBP	111,771	USD	139,406	Citibank N.A.	6/13/2017	862	—	862
GBP	55,669	USD	68,111	Deutsche Bank AG London	6/13/2017	1,752	—	1,752
HKD	440,313	USD	56,764	Deutsche Bank AG London	5/17/2017	—	(51)	(51)
HKD	1,374,210	USD	177,216	BNP Paribas SA	6/13/2017	—	(123)	(123)
HKD	612,317	USD	78,963	Morgan Stanley and Company International PLC	6/13/2017	—	(55)	(55)
JPY	23,196,070	USD	205,603	Citibank N.A.	4/18/2017	2,852	—	2,852
JPY	37,843,231	USD	339,231	JPMorgan Chase Bank N.A. London	4/18/2017	853	—	853
JPY	18,898,094	USD	167,311	Merrill Lynch International	4/18/2017	2,520	—	2,520
JPY	20,143,215	USD	179,768	Morgan Stanley and Company International PLC	4/18/2017	1,252	—	1,252
JPY	18,305,832	USD	163,507	Citibank N.A.	5/17/2017	1,178	—	1,178
JPY	24,327,672	USD	212,259	JPMorgan Chase Bank N.A. London	5/17/2017	6,599	—	6,599
JPY	7,034,912	USD	62,260	Morgan Stanley and Company International PLC	5/17/2017	1,028	—	1,028

4SEE NOTES TO FUND'S INVESTMENTS

Global Real Estate Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net Unrealized appreciation/ (depreciation)
JPY	15,772,777	USD	142,334	Citibank N.A.	6/13/2017	—	(283)	(283)
JPY	3,429,792	USD	30,931	Deutsche Bank AG London	6/13/2017	—	(42)	(42)
JPY	52,436,203	USD	464,986	JPMorgan Chase Bank N.A. London	6/13/2017	7,259	—	7,259
JPY	9,954,303	USD	88,608	Morgan Stanley and Company International PLC	6/13/2017	1,042	—	1,042
SEK	231,058	USD	25,533	BNP Paribas SA	4/18/2017	270	—	270
SEK	3,258,197	USD	368,268	Citibank N.A.	4/18/2017	—	(4,422)	(4,422)
SEK	157,703	USD	17,485	Citibank N.A.	5/17/2017	149	—	149
SEK	170,469	USD	18,894	Merrill Lynch International	5/17/2017	168	—	168
SEK	208,400	USD	23,412	Citibank N.A.	6/13/2017	—	(77)	(77)
SGD	64,688	USD	44,899	Deutsche Bank AG London	4/18/2017	1,350	—	1,350
SGD	87,849	USD	62,538	Morgan Stanley and Company International PLC	4/18/2017	271	—	271
SGD	178,780	USD	125,861	Citibank N.A.	5/17/2017	1,989	—	1,989
USD	88,134	AUD	116,681	Deutsche Bank AG London	4/18/2017	—	(988)	(988)
USD	121,744	AUD	160,031	JPMorgan Chase Bank N.A. London	4/18/2017	—	(488)	(488)
USD	1,439,171	AUD	1,886,505	Morgan Stanley and Company International PLC	5/17/2017	—	(1,008)	(1,008)
USD	90,468	AUD	118,328	BNP Paribas SA	6/13/2017	180	—	180
USD	100,446	AUD	130,293	JPMorgan Chase Bank N.A. London	6/13/2017	1,028	—	1,028
USD	2,026,178	AUD	2,703,098	Merrill Lynch International	6/13/2017	—	(36,374)	(36,374)
USD	389,867	CAD	513,936	Citibank N.A.	4/18/2017	3,320	—	3,320
USD	139,353	CAD	186,379	Merrill Lynch International	4/18/2017	—	(828)	(828)
USD	168,683	CAD	221,017	Morgan Stanley and Company International PLC	4/18/2017	2,449	—	2,449
USD	105,114	CAD	141,605	Citibank N.A.	6/13/2017	—	(1,468)	(1,468)
USD	1,521,745	CAD	2,052,662	Merrill Lynch International	6/13/2017	—	(23,242)	(23,242)
USD	256,824	CAD	342,455	Morgan Stanley and Company International PLC	6/13/2017	—	(933)	(933)
USD	828,299	EUR	767,119	BNP Paribas SA	4/18/2017	9,429	—	9,429
USD	235,698	EUR	218,641	Merrill Lynch International	4/18/2017	2,307	—	2,307
USD	2,145,768	EUR	2,031,490	Morgan Stanley and Company International PLC	4/18/2017	—	(22,768)	(22,768)
USD	158,886	EUR	149,976	Merrill Lynch International	5/17/2017	—	(1,421)	(1,421)
USD	1,697,829	EUR	1,588,045	Morgan Stanley and Company International PLC	5/17/2017	392	—	392
USD	2,647,314	EUR	2,498,147	Morgan Stanley and Company International PLC	6/13/2017	—	(26,410)	(26,410)
USD	669,951	GBP	548,544	Morgan Stanley and Company International PLC	4/18/2017	—	(17,544)	(17,544)
USD	259,059	GBP	210,890	BNP Paribas SA	5/17/2017	—	(5,427)	(5,427)
USD	54,192	GBP	43,518	JPMorgan Chase Bank N.A. London	5/17/2017	—	(386)	(386)
USD	546,750	GBP	436,444	Morgan Stanley and Company International PLC	5/17/2017	—	(615)	(615)
USD	677,564	GBP	552,466	BNP Paribas SA	6/13/2017	—	(15,758)	(15,758)
USD	427,214	HKD	3,311,143	Citibank N.A.	4/18/2017	1,001	—	1,001
USD	53,541	HKD	415,188	Deutsche Bank AG London	4/18/2017	98	—	98
USD	334,797	HKD	2,596,760	Morgan Stanley and Company International PLC	4/18/2017	541	—	541
USD	61,730	HKD	478,740	Citibank N.A.	5/17/2017	67	—	67

SEE NOTES TO FUND'S INVESTMENTS5

Global Real Estate Fund

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net Unrealized appreciation/ (depreciation)
USD	661,663	HKD	5,127,650	Morgan Stanley and Company International PLC	5/17/2017	1,208	—	1,208
USD	530,733	HKD	4,117,373	Morgan Stanley and Company International PLC	6/13/2017	131	—	131
USD	2,583,949	JPY	298,856,136	Morgan Stanley and Company International PLC	4/18/2017	—	(101,767)	(101,767)
USD	705,135	JPY	79,572,115	Citibank N.A.	5/17/2017	—	(10,717)	(10,717)
USD	1,531,352	JPY	173,470,558	Morgan Stanley and Company International PLC	5/17/2017	—	(29,235)	(29,235)
USD	2,069,683	JPY	236,761,346	Merrill Lynch International	6/13/2017	—	(62,612)	(62,612)
USD	180,575	JPY	20,407,186	Morgan Stanley and Company International PLC	6/13/2017	—	(3,214)	(3,214)
USD	62,133	SEK	542,759	BNP Paribas SA	4/18/2017	1,522	—	1,522
USD	523,605	SEK	4,732,164	Morgan Stanley and Company International PLC	4/18/2017	—	(4,839)	(4,839)
USD	347,399	SEK	3,079,032	Morgan Stanley and Company International PLC	5/17/2017	3,092	—	3,092
USD	141,265	SEK	1,272,224	Morgan Stanley and Company International PLC	6/13/2017	—	(1,187)	(1,187)
USD	28,470	SGD	40,378	BNP Paribas SA	4/18/2017	—	(398)	(398)
USD	116,313	SGD	164,404	Citibank N.A.	4/18/2017	—	(1,229)	(1,229)
USD	156,364	SGD	220,736	JPMorgan Chase Bank N.A. London	4/18/2017	—	(1,452)	(1,452)
USD	99,199	SGD	141,404	Morgan Stanley and Company International PLC	4/18/2017	—	(1,898)	(1,898)
USD	269,133	SGD	377,608	Citibank N.A.	5/17/2017	—	(902)	(902)
USD	215,719	SGD	301,989	Citibank N.A.	6/13/2017	—	(281)	(281)
USD	795,692	SGD	1,130,036	Morgan Stanley and Company International PLC	6/13/2017	—	(12,578)	(12,578)
						$81,979	($399,981)	($318,002)

Derivatives currency abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

See Notes to Fund's investments regarding investment transactions and other derivatives information.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2017, by major security category or type:

	Total value at 3-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$2,981,092	—	$2,981,092	—
Austria	535,100	—	535,100	—
Canada	2,498,709	$2,498,709	—	—
France	2,256,141	—	2,256,141	—
Germany	1,308,978	—	1,308,978	—
Hong Kong	2,539,738	—	2,539,738	—
Japan	5,089,648	—	5,089,648	—
Singapore	1,443,452	—	1,443,452	—
Spain	2,644,618	817,559	1,827,059	—
Sweden	637,095	—	637,095	—
United Kingdom	1,529,815	—	1,529,815	—
United States	25,714,920	25,714,920	—	—
Short-term investments	1,238,370	1,238,370	—	—
Total investments in securities	$50,417,676	$30,269,558	$20,148,118	—
Other financial instruments:
Forward foreign currency contracts	($318,002)	—	($318,002)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing

       7

organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended March 31, 2017, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	460Q1	03/17
This report is for the information of the shareholders of John Hancock Global Real Estate Fund.		5/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 12, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 12, 2017